Note 13 - Income Taxes (Details Textual) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
UNITED STATES
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 567,000	$ 718,000
CANADA
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	32,356,000	28,598,000
AUSTRALIA
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 6,513,000	$ 1,441,000